Investments Accounted for Using Equity Method - Investments in Associates (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020	Nov. 30, 2019 TWD ($)	Feb. 28, 2019
Disclosure of associates [Line Items]
Investments in associates	$ 6,685,000,000		$ 7,139,000,000
Investment in joint venture	10,000,000		0
Investments accounted for using equity method	6,695,000,000		7,139,000,000		$ 238
The Company’s share of profits	244,000,000	$ 9	459,000,000	$ 509,000,000
Next Commercial Bank Co., Ltd. (“NCB”) [Member]
Disclosure of associates [Line Items]
Investments in associates	3,777,000,000		4,074,000,000				$ 4,190,000,000
Investments accounted for using equity method	$ 3,777,000,000		$ 4,074,000,000
Percentage of ownership in associates	41.90%		41.90%		41.90%		41.90%	41.90%
Percentage of voting rights in associates	42.00%		42.00%		42.00%
Senao Networks, Inc. ("SNI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 841,000,000		$ 803,000,000
Percentage of ownership in associates	34.00%		34.00%		34.00%
Percentage of voting rights in associates	34.00%		34.00%		34.00%
Fair values based on the closing market prices	$ 1,708,000,000		$ 2,014,000,000
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 488,000,000		$ 501,000,000
Percentage of ownership in associates	38.00%		38.00%		38.00%
Percentage of voting rights in associates	38.00%		38.00%		38.00%
International Integrated Systems, Inc. ("IISI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 335,000,000
Percentage of ownership in associates	0.00%		31.47%		0.00%	31.16%
Percentage of voting rights in associates	0.00%		31.00%		0.00%
Viettel-CHT Co., Ltd. ("Viettel-CHT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 363,000,000		$ 317,000,000
Percentage of ownership in associates	30.00%		30.00%		30.00%
Percentage of voting rights in associates	30.00%		30.00%		30.00%
Taiwan International Standard Electronics Co., Ltd. ("TISE") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 324,000,000		$ 268,000,000
Percentage of ownership in associates	40.00%		40.00%		40.00%
Percentage of voting rights in associates	40.00%		40.00%		40.00%
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 193,000,000		$ 194,000,000
Percentage of ownership in associates	50.00%		50.00%		50.00%
Percentage of voting rights in associates	50.00%		50.00%		50.00%
KingwayTek Technology Co., Ltd. ("KWT") - Listed [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 213,000,000		$ 217,000,000
So-net Entertainment Taiwan Limited ("So-net") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 225,000,000		$ 186,000,000
Percentage of ownership in associates	30.00%		30.00%		30.00%
Percentage of voting rights in associates	30.00%		30.00%		30.00%
Taiwan International Ports Logistics Corporation ("TIPL") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 56,000,000		$ 51,000,000
Percentage of ownership in associates	27.00%		27.00%		27.00%
Percentage of voting rights in associates	27.00%		27.00%		27.00%
Click Force Co., Ltd. ("CF") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 33,000,000		$ 37,000,000
Percentage of ownership in associates	49.00%		49.00%		49.00%
Percentage of voting rights in associates	49.00%		49.00%		49.00%
KKBOX Taiwan Co., Ltd. ("KKBOXTW") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 163,000,000		$ 151,000,000
Percentage of ownership in associates	30.00%		30.00%		30.00%
Percentage of voting rights in associates	30.00%		30.00%		30.00%
Alliance Digital Tech Co., Ltd. ("ADT") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 3,000,000		$ 3,000,000
Percentage of ownership in associates	14.00%		14.00%		14.00%
Percentage of voting rights in associates	14.00%		14.00%		14.00%
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 6,000,000		$ 5,000,000
Percentage of ownership in associates	49.00%		49.00%		49.00%
Percentage of voting rights in associates	49.00%		49.00%		49.00%
MeWorks LIMITED (HK) ("MeWorks") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0		$ 0
Percentage of ownership in associates	0.00%		20.00%		0.00%
Percentage of voting rights in associates	0.00%		20.00%		0.00%
UUPON Inc. ("UUPON") [Member]
Disclosure of associates [Line Items]
Investments in associates	$ 0
Increase (decrease) in Investments in associates			$ (3,000,000)
Percentage of ownership in associates	0.00%		22.00%		0.00%
Percentage of voting rights in associates	0.00%		22.00%		0.00%
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure of associates [Line Items]
Percentage of ownership in associates	22.72%		22.52%		22.72%
Percentage of voting rights in associates	23.00%		23.00%		23.00%
Fair values based on the closing market prices	$ 676,000,000		$ 873,000,000
Associates [Member]
Disclosure of associates [Line Items]
The Company’s share of profits	540,000,000		575,000,000	509,000,000
The Company’s share of other comprehensive income (loss)	(8,000,000)		(3,000,000)	5,000,000
The Company’s share of total comprehensive income	$ 532,000,000		$ 572,000,000	$ 514,000,000